Leases (Tables)	12 Months Ended
Mar. 31, 2014
Leases Tables
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future minimum payments under capital leases as of March 31, 2014 with an initial term of more than one year are as follows:

Future minimum payments under capital	Principal repayment	Interest payment	Total obligations
leases for the years ended March 31,	$ in thousands	$ in thousands	$ in thousands
2015	23	3	26
2016	24	2	26
2017	24	1	25
2018	19	0	19
2019	2	0	2

	92	6	98

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

As of March 31 2014, the future minimim lease commitment payables in repect of non-cancellable operating leases for office are as follows:

Year ending March 31,	$ in thousands
2015	89
2016	89
2017	94
2018	94
2019	20

386

Schedule of Future Minimum Rental Income [Table Text Block]

During the fiscal year ended March 31, 2014, and the Company rented out the Shenzhen factory to a third party as a source of rental income from August 1, 2013 to August 1, 2019.  The expected future rental payments to be received are as follows:

Year ending March 31,	$ in thousands
2015	1,249
2016	1,249
2017	1,332
2018	1,374
2019	1,374
2020	458

7,036